Stock-Based Compensation	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Stock-Based Compensation
Stock-Based Compensation
8. Stock-Based Compensation
2024 Equity Incentive Plan
On June 18, 2024, the Board of Directors approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which the Company may grant stock options, restricted stock awards, restricted stock units, or other stock-based awards to its employees, officers, directors, consultants, and advisors. The 2024 Plan is administered by the Board of Directors, or, at the discretion of the Board of Directors, by a committee of the Board of Directors. The exercise prices, vesting and other restrictions are determined at the discretion of the Board of Directors, or its committee, if so delegated. Stock options granted under the 2024 Plan generally vest over four years, subject to the participant’s continued service, and expire after ten years. Upon adoption, the 2024 Plan authorized 86,215 shares of common stock reserved for issuance under the plan. On July 24, 2024, the Board of Directors approved an amendment to the 2024 Plan to increase the number of shares of common stock available for issuance under the 2024 Plan from 86,215 to 2,300,238. On November 20, 2024, the Board of Directors approved an amendment to the 2024 Plan to increase the number of shares of common stock available for issuance under the 2024 Plan from 2,300,238 to 8,067,789. As of December 31, 2024, the total number of shares of common stock reserved for issuance under the 2024 Plan was 2,392,751, with 5,675,025 shares of common stock available for future grants.

Stock Option Valuation
The fair value of each stock option grant is estimated on the grant date using the Black-Scholes option-pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For stock options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” stock options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period June 18, 2024 (inception) to December 31, 2024:

Period from June 18, 2024 (Inception) to December 31, 2024
Expected volatility	95.4%
Expected term (in years)	6.1
Risk-free interest rate	4.0%
Expected dividend yield	—%
Stock Options
The following table summarizes the stock option activity for the period from June 18, 2024 (inception) to December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of June 18, 2024 (inception)	—	$—	—	$—
Granted	2,392,751	1.81
Exercised	—	—
Forfeited	—	—

Balance as of December 31, 2024	2,392,751	$1.81	9.8	$10,993

Vested and expected to vest, December 31, 2024	2,392,751	$1.81	9.8	$10,993

Exercisable, December 31, 2024	1,724	$0.49	9.7	$10

The weighted average grant-date fair value of stock options granted for the period June 18, 2024 (inception) to December 31, 2024 was $1.43. The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had an exercise price lower than the fair value of the Company’s common stock.
Restricted Stock Awards
On June 18, 2024, the Board of Directors issued a total of 517,293 RSAs outside of the 2024 Plan to an employee, a director, and a consultant at a price of $0.001 per share.. Of the 517,293 RSAs issued on June 18, 2024, 86,215 RSAs were issued to a consultant in exchange for regulatory and strategic services provided to the

Company and the issuance was determined to be a related party transaction (see Note 13). Such RSAs have service-based vesting conditions only and vest over a four-year period, during which time all unvested shares are subject to forfeiture by the Company in the event the holder’s service with the Company voluntarily or involuntarily terminates.
In September 2024, the Company cancelled 86,215 RSAs previously granted to a board member and concurrently regranted
86,215 RSAs to the board member at a nominal purchase price and a fair value of $0.49 per share.
The following table summarizes the RSA activity for the period from June 18, 2024 (inception) to December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of June 18, 2024 (inception)	517,293	$—
Granted	—	—

Unvested balance as of December 31, 2024	517,293	$—
Parade Warrant Obligation
In July 2024, the Company entered into the Paragon Option Agreement with Paragon and Parade. Under the terms of the Paragon Option Agreement, Parade will be entitled to grants of warrants to purchase a number of shares equal to 1.00% of the then outstanding shares of the Company’s stock, on a fully diluted basis, on December 31, 2025 and December 31, 2026, at the fair market value determined by the Board of Directors (the “Parade Warrant Obligation”). The grant dates for the issuance of warrants are expected to be December 31, 2025 and December 31, 2026 as all terms of the award, including number of shares and exercise price, will be known by all parties. Parade’s research and discovery related activities has a service inception period for the grant preceding the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. As of December 31, 2024, the estimated fair value of warrants to be granted on December 31, 2025 was $3.5 million. For the period from June 18, 2024 (inception) to December 31, 2024, $1.1 million was recognized as stock-based compensation expense related to the Parade Warrant Obligation. The warrants expected to be granted to Parade are liability-classified and after the initial recognition, the liability is adjusted to fair value at the end of each reporting period, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss.
The following table summarizes the assumptions used in calculating the fair value of the warrant obligation as of December 31, 2024:

As of December 31, 2024
Expected volatility	93.3%
Expected term (in years)	10
Risk-free interest rate	4.6%
Expected dividend yield	—%
Stock-Based Compensation Expense
The following table summarizes the classification of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Research and development	$1,161
General and administrative	95

$1,256

As of December 31, 2024, total unrecognized compensation cost related to the unvested stock options was $3.2 million, which is expected to be recognized over a weighted average period of approximately 3.7 years. As of December 31, 2024, total unrecognized compensation cost related to the unvested RSAs was less than $0.1 million, which is expected to be recognized over a weighted average period of 3.6 years. As of December 31, 2024, the unrecognized compensation cost related to the Parade Warrant Obligation was $2.4 million, which is expected to be recognized over a weighted average period of 1.0 year.
The following table summarizes the award types of the Company’s stock-based compensation expense in the consolidated statement of operations and comprehensive loss (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Parade warrant obligation	$1,077
Stock options	179
Restricted stock awards	—

$1,256

9. Stock-Based Compensation
2024 Equity Incentive Plan
The Jade Biosciences, Inc. 2024 Equity Incentive Plan (“2024 Plan”) was adopted by the board of directors of
Pre-Merger
Jade on June 18, 2024. The 2024 Plan provided for
Pre-Merger
Jade to grant stock options, restricted stock awards and other stock-based awards to employees, officers, directors, consultants, and advisors. Stock options granted under the 2024 Plan generally vest over four years, subject to the participant’s continued service, and expire after ten years, although stock options have been granted with vesting terms of less than four years. As of September 30, 2025, there are no shares remaining for future grant under the 2024 Plan.
2025 Equity Incentive Plan
The Jade Biosciences, Inc. 2025 Stock Incentive Plan (“2025 Stock Plan”) was approved by the board of directors of Aerovate on February 19, 2025, and by Aerovate stockholders on April 16, 2025. The 2025 Stock Plan allows for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock-based awards and incentive bonuses. The 2025 Stock Plan is administered by the Compensation Committee of the Board of Directors (the “Compensation Committee”) or another committee designated by the Board of Directors to administer the 2025 Stock Plan. Current employees, officers, non-employee
directors, and other individual service providers of the Company and its subsidiaries are eligible to participate in the 2025 Stock Plan. The initial share pool under the 2025 Stock Plan is 8,018,700 shares of Company common stock, and as of September 30, 2025, there are 6,260,494 shares remaining in the pool. The shares that may be issued under the 2025 Stock Plan will be automatically increased on January 1 of each year beginning in 2026 and ending with a final increase on January 1, 2035 in an amount equal to 5% of the diluted stock (including Company common stock, preferred stock and unexercised pre-funded
warrants) on the preceding December 31, unless a lower, or no, increase is determined by the Compensation Committee.
2025 Employee Stock Purchase Plan
The Jade Biosciences, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”) was approved by the board of directors of Aerovate on February 19, 2025, and by Aerovate stockholders on April 16, 2025. The ESPP became effective on April 28, 2025 at which time 526,241 shares were reserved for issuance under the ESPP. The shares that may be issued under the ESPP will be automatically increased on January 1 of each year beginning in 2026 and ending with a final increase on January 1, 2035 in an amount equal to the lesser of 1% of the diluted stock (including Company common stock, preferred stock and unexercised pre-funded
warrants) on the preceding December 31, or 2,000,000, unless a lower, or no, increase is determined by the Compensation Committee. As of September 30, 2025, no shares have been issued under the ESPP.
Stock Option Valuation
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards during the nine months ended September 30, 2025:

Nine Months Ended September 30, 2025
Expected volatility	95.62%
Expected term (in years)	6.07
Risk-free interest rate	4.35%
Expected dividend yield	—%
Stock Options
The following table summarizes the stock option activity for the nine months ended September 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2024	2,392,751	$1.81	9.8	$10,993
Granted	7,818,195	6.97
Exercised	—	—
Forfeited	(510,051)	4.77
Outstanding at September 30, 2025	9,700,895	$5.81	9.3	$29,305

Options vested and exercisable as of September 30, 2025	458,489	$3.67	8.3	$2,275

The weighted average grant-date fair value of stock options granted for the nine months ended September 30, 2025 was $5.50 per option. The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had an exercise price lower than the fair value of the Company’s common stock.
Restricted Stock Awards
The Company’s RSAs have service-based vesting conditions only and vest over a four-year period or vest upon grant, during which time all unvested shares are subject to forfeiture by the Company in the event the holder’s service with the Company voluntarily or involuntarily terminates.
The following table summarizes the RSA activity for the nine months ended September 30, 2025:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	517,293	$—
Granted	—	—
Vested	(145,489)	$—
Forfeited	—	—

Unvested balance as of September 30, 2025	371,804	$—

Parade Warrant Obligation
In July 2024, the Company entered into the Paragon Option Agreement (as defined below) with Paragon and Parade Biosciences Holding, LLC (“Parade”). Under the terms of the Paragon Option Agreement, Parade will be entitled to grants of warrants to purchase a number of shares equal to 1.00% of the then outstanding shares of the Company’s stock, on a fully diluted basis, on December 31, 2025 and December 31, 2026, at the fair market value determined by the Board of Directors (the “Parade Warrant Obligation”). The grant dates for the issuance of warrants are expected to be December 31, 2025 and December 31, 2026, as all terms of the award, including number of shares and exercise price, will be known by all parties. Parade’s research and discovery related activities has a service inception period for the grant preceding the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. As of September 30, 2025, the estimated fair value of warrants to be granted on December 31, 2025 was $6.0 million. For the three and nine months ended September 30, 2025, the Company recognized $1.4 million and $3.9 million, respectively, as stock-based compensation expense related to the Parade Warrant Obligation. For each of the period June 18, 2024 (inception) to September 30, 2024 and the three months ended September 30, 2024 , less than $0.1 million was recognized as stock-based compensation expense related to the Parade Warrant Obligation. The warrants expected to be granted to Parade are liability-classified and after the initial recognition, the liability is adjusted to fair value at the end of each reporting period, with changes in fair value recorded in the condensed consolidated statements of operations and comprehensive loss within research and development.

The following table summarizes the assumptions used in calculating the fair value of the warrant obligation for the three and nine months ended September 30, 2025:

Nine Months Ended September 30, 2025
Expected volatility	97.8%
Expected term (in years)	10.0
Risk-free interest rate	4.2%
Expected dividend yield	—%
Stock-Based Compensation Expense
The following table summarizes the classification of the Company’s stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
Research and development	$2,452	$6,674
General and administrative	1,843	3,939

Total	$4,295	$10,613

As of September 30, 2025, total unrecognized compensation cost related to the unvested stock options was $37.7 million, which is expected to be recognized over a weighted average period of approximately 3.1 years. As of September 30, 2025, total unrecognized compensation cost related to the unvested RSAs was less than less than $0.1 million, which is expected to be recognized over a weighted average period of 2.8 years. As of September 30, 2025, the unrecognized compensation cost related to the Parade Warrant Obligation was $1.1 million, which is expected to be recognized over a weighted average period of 0.3 years.
The following table summarizes the stock-based compensation based on type of award for the three and nine months ended September 30, 2025:

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
Parade warrant obligation	$1,383	$3,869
Stock options	2,912	6,744

Total	$4,295	$10,613